GOODWILL (Tables)	12 Months Ended
Dec. 31, 2012
GOODWILL [Abstract]
Schedule of Goodwill Movements
	Spreadtrum USA	MobilePeak	Telegent	Chengdu Chuanyue	Total
Gross amount of goodwill
Balance as of December 31, 2010	$34,344,959	$-	$-	$-	$34,344,959
Acquisitions in 2011	-	31,334,875	2,873,420	-	34,208,295
Balance as of December 31, 2011	$34,344,959	$31,334,875	$2,873,420	$-	$68,553,254
Acquisitions in 2012	-	-	-	2,699,607	2,699,607
Balance as of December 31, 2012	$34,344,959	$31,334,875	$2,873,420	2,699,607	$71,252,861

Accumulated impairment loss
Balance as of December 31, 2010	(32,344,959)	-	-	-	(32,344,959)
Balance as of December 31, 2011	(32,344,959)	-	-	-	(32,344,959)
Balance as of December 31, 2012	$(32,344,959)	$-	$-	$-	$(32,344,959)

Net carrying amount
Balance as of December 31, 2010	2,000,000	-	-	-	2,000,000
Balance as of December 31, 2011	2,000,000	31,334,875	2,873,420	-	36,208,295
Balance as of December 31, 2012	$2,000,000	$31,334,875	$2,873,420	$2,699,607	$38,907,902